Associates and joint arrangements - Joint ventures (Details) € in Millions, shares in Millions, ₨ in Billions					12 Months Ended
	Feb. 18, 2026	May 31, 2025 EUR (€)	Jul. 22, 2024 EUR (€)	Mar. 01, 2023	Mar. 31, 2026 EUR (€) shares	Mar. 31, 2025 EUR (€)	Mar. 31, 2024 EUR (€)	Mar. 31, 2026 INR (₨)	Mar. 31, 2025 INR (₨)	Sep. 30, 2019 EUR (€)
Investment in associates and joint arrangements
Investment in joint ventures					€ 5,294	€ 6,246
Share of profit (loss) from continuing operations of associates and joint ventures accounted for using equity method					(620)	(361)	€ (379)
Proceeds from sales of investments accounted for using equity method			€ 1,336		20	3,021	500
Dividend received					818	530	442
Purchase of interests in investments accounted for using equity method					729	321	75
Contractual capital commitments					€ 3,292	2,264
Number Of Share Set Aside For Sell | shares					3,280
Vodafone Idea Limited
Investment in associates and joint arrangements
Joint venture ownership interest					16.10%
Investment in joint ventures										€ 0
Group's unrecognized share of losses in joint venture					€ 1,748	1,758
Number Of Share Set Aside For Sell | shares					3,280
Vodafone Idea Limited | Bottom of range [member] | Equity fundraising in joint venture
Investment in associates and joint arrangements
Joint venture ownership interest					16.10%
Other joint ventures [Member]
Investment in associates and joint arrangements
Investment in joint ventures					€ 87	69
Share of profit (loss) from continuing operations of associates and joint ventures accounted for using equity method					€ (85)	€ (65)	(43)
Oak Holdings 1 GmbH
Investment in associates and joint arrangements
Joint venture ownership interest					50.00%	50.00%
Investment in joint ventures					€ 5,207	€ 5,943
Share of profit (loss) from continuing operations of associates and joint ventures accounted for using equity method					€ (440)	(74)	(85)
VodafoneZiggo Group Holding B.V.
Investment in associates and joint arrangements
Joint venture ownership interest					50.00%
Investment in joint ventures						330
Share of profit (loss) from continuing operations of associates and joint ventures accounted for using equity method					€ (95)	(125)	(177)
Dividend received					€ 62	€ 63	100
OXG Glasfaser Beteiligungs GmbH
Investment in associates and joint arrangements
Joint venture ownership interest				50.00%	50.00%	50.00%
Capital contributions provided					€ 48	€ 36
Contractual capital commitments					€ 832
Vodafone Idea Limited
Investment in associates and joint arrangements
Joint venture ownership interest					16.10%	24.40%
Fair value of investments based on quoted share price					€ 1,383	€ 1,283		₨ 149	₨ 118
TPG Telecom Limited
Investment in associates and joint arrangements
Investment in joint ventures						(96)
Share of profit (loss) from continuing operations of associates and joint ventures accounted for using equity method					0	(97)	(74)
Oak Holdings GmbH
Investment in associates and joint arrangements
Joint venture ownership interest			10.30%
Dividend received					€ 312	307	196
Gains on disposals of investments			€ 26
Vantage Towers [Member]
Investment in associates and joint arrangements
Joint venture ownership interest			89.30%
Vodafone Ziggo
Investment in associates and joint arrangements
Percentage of ownership interests agreed to sell	50.00%
TPG Telecom Limited
Investment in associates and joint arrangements
Joint venture ownership interest					23.70%
Share of profit (loss) from continuing operations of associates and joint ventures accounted for using equity method		€ (4)				€ 0	€ 0
Remaining economic interest (as a percent)					52.60%
Dividend received					€ 188
Purchase of interests in investments accounted for using equity method					€ 188